October 25, 2000

                       SUPPLEMENT TO THE PROSPECTUSES FOR
                        PIONEER VARIABLE CONTRACTS TRUST
                         DATED MAY 1 AND OCTOBER 5, 2000
       (SUPERSEDES APPLICABLE SUPPLEMENTS DATED MAY 26 AND JULY 24, 2000)


The following supplements the information presented under the corresponding section of the prospectus.

MANAGEMENT

The next paragraph replaces the section entitled "Pioneer Group":

Pioneer Global Asset Management
Pioneer is part of Pioneer Global Asset Management, the asset management subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer Global Asset Management provides investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, Pioneer Global Asset Management has over $100 billion in assets under management worldwide, including over $23 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


PROSPECTUSES OFFERING PIONEER REAL ESTATE GROWTH VCT PORTFOLIO:

PORTFOLIO MANAGER
Effective July 17, 2000, day-to-day management of Pioneer Real Estate Growth VCT Portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company.

Mr. Caira is supervised by Theresa A. Hamacher, chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


PROSPECTUS OFFERING PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO:

PORTFOLIO MANAGER
Thomas Crowley is the portfolio's lead portfolio manager.


PROSPECTUS OFFERING PIONEER AMERICA INCOME, HIGH YIELD, MONEY MARKET AND STRATEGIC INCOME VCT PORTFOLIOS:

PORTFOLIO MANAGER
Sherman Russ intends to retire from Pioneer in December 2000. Kenneth Taubes remains the head of Pioneer's fixed income team.


                                                                    9388-00-1000
                                             (C) Pioneer Funds Distributor, Inc.